Notes receivable - Summary of notes receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019	Jan. 31, 2019	Oct. 31, 2016
Disclosure of financial assets [line items]
Current portion of notes receivable	$ 2,645
Long term notes receivable	2,000		$ 57,166
Total notes receivable	4,645		57,166
Notes receivable Curaleaf NJ, Inc.
Disclosure of financial assets [line items]
Total notes receivable			56,437	$ 70,000
Notes receivable Remedy Compassion Center, Inc.
Disclosure of financial assets [line items]
Total notes receivable			$ 729		$ 500
Notes receivable RJB Enterprises, LLC.
Disclosure of financial assets [line items]
Total notes receivable	1,645
Notes receivable Curaleaf Maryland, Inc.
Disclosure of financial assets [line items]
Total notes receivable	$ 3,000	$ 3,000